Financial risk management - Liquidity risk (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Non-derivative financial liabilities
Lease liabilities	£ (974)	£ (310)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(132)	(65)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(29,647)	(28,148)
Interest payments on borrowings	(14,231)	(15,719)
Lease liabilities	(974)	(310)
Other non-interest-bearing liabilities	(3,467)	(3,646)
Contingent consideration	(96)
Derivative financial assets
Financial liabilities	(48,679)	(48,300)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	5,877	4,464
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(4,651)	(3,368)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	22	34
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(21)	(6)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	7,953	7,471
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(9,248)	(8,949)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	6	6
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(202)	(129)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,672)	(4,129)
Interest payments on borrowings	(765)	(800)
Lease liabilities	(132)	(72)
Other non-interest-bearing liabilities	(3,149)	(3,306)
Contingent consideration	(32)
Derivative financial assets
Financial liabilities	(7,998)	(8,079)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	2,469	1,928
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(2,271)	(1,251)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	20	23
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(21)	0
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,249	3,045
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(2,582)	(3,421)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	4	2
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(116)	(98)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,150)	(2,348)
Interest payments on borrowings	(750)	(733)
Lease liabilities	(114)	(63)
Other non-interest-bearing liabilities	(318)	(340)
Contingent consideration	(16)
Derivative financial assets
Financial liabilities	(3,009)	(3,727)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,063	561
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(527)	(459)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	1	9
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	(5)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	986	1,703
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(1,136)	(2,029)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	2	3
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(50)	(26)
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(1,611)	(1,998)
Interest payments on borrowings	(714)	(721)
Lease liabilities	(99)	(52)
Other non-interest-bearing liabilities	0	0
Contingent consideration	(32)
Derivative financial assets
Financial liabilities	(2,539)	(2,753)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	570	863
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(375)	(783)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	1	2
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	(1)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	1,208	163
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(1,463)	(223)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	1
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(24)	(4)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(22,214)	(19,673)
Interest payments on borrowings	(12,002)	(13,465)
Lease liabilities	(629)	(123)
Other non-interest-bearing liabilities	0	0
Contingent consideration	(16)
Derivative financial assets
Financial liabilities	(35,133)	(33,741)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,775	1,112
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,478)	(875)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	3,510	2,560
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(4,067)	(3,276)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ (12)	£ (1)